Related Party Transactions - Schedule of Related Party Transactions with Golar Partners and Subsidiaries (Details) - Golar LNG Partners - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ (8,252)	$ (15,774)
Management and administrative services revenue
Related Party Transaction [Line Items]
Related party revenues	5,066	2,163
Ship management fees revenue
Related Party Transaction [Line Items]
Related party revenues	4,030	5,342
Charterhire expense
Related Party Transaction [Line Items]
Related party expense	(14,908)	(21,920)
Interest expense on short-term credit arrangements
Related Party Transaction [Line Items]
Related party interest expense	0	(122)
Interest expense on deposits payable
Related Party Transaction [Line Items]
Related party interest expense	(2,535)	(1,237)
Share options expense recharge
Related Party Transaction [Line Items]
Related party revenues	$ 95	$ 0